Note 22 - Income Taxes - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets	$ 57,700	$ 70,109
Benefit (expense) to income statement	35,960	(13,403)
Charged to equity		994
Deferred tax assets	93,660	57,700
Deferred tax assets	69,644	51,141
Deferred tax liabilities	48,729	63,916
Losses [member]
Statement Line Items [Line Items]
Deferred tax assets	126,472	118,393
Benefit (expense) to income statement	21,327	8,079
Charged to equity
Deferred tax assets	147,799	126,472
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	22,887	16,508
Benefit (expense) to income statement	2,389	6,379
Charged to equity
Deferred tax assets	25,276	22,887
Deferred tax asset not recognized [member]
Statement Line Items [Line Items]
Deferred tax assets	(100,504)	(68,348)
Benefit (expense) to income statement	11,788	(32,156)
Deferred tax assets	(88,716)	(100,504)
Other deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets	8,845	3,556
Benefit (expense) to income statement	456	4,295
Charged to equity		994
Deferred tax assets	9,301	8,845
Property, plant and equipment and mining interests [member]
Statement Line Items [Line Items]
Deferred tax liabilities	33,001	65,382
(Benefit) expense to income statement	23,883	(32,381)
Reclassed to current income taxes payable
Charged to OCI
Divestiture of exploration projects
Deferred tax liabilities	56,884	33,001
Effect of Mexican tax deconsolidation [member]
Statement Line Items [Line Items]
Deferred tax liabilities	4,429	6,744
(Benefit) expense to income statement	(113)	498
Reclassed to current income taxes payable	(2,245)	(2,813)
Charged to OCI
Divestiture of exploration projects
Deferred tax liabilities	2,071	4,429
Non-current portion of income taxes payable [member]
Statement Line Items [Line Items]
Deferred tax liabilities	33,045	37,688
(Benefit) expense to income statement	(18,311)	(4,643)
Reclassed to current income taxes payable
Charged to OCI	1,633
Divestiture of exploration projects	(2,577)
Deferred tax liabilities	13,790	33,045
Other deferred tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	70,475	109,814
(Benefit) expense to income statement	5,459	(36,526)
Reclassed to current income taxes payable	(2,245)	(2,813)
Charged to OCI	1,633
Divestiture of exploration projects	(2,577)
Deferred tax liabilities	72,745	70,475
Deferred tax assets	69,644	51,141
Deferred tax liabilities	48,729	63,916
Deferred tax (assets) liabilities	$ (20,915)	$ 12,775